Cybersecurity Risk Management and Strategy Disclosure	12 Months Ended
Dec. 31, 2025
Cybersecurity Risk Management, Strategy, and Governance [Line Items]
Cybersecurity Risk Management Processes for Assessing, Identifying, and Managing Threats [Text Block]

Risk Management and Strategy

We have implemented comprehensive cybersecurity risk assessment procedures to ensure effectiveness in cybersecurity management, strategy and governance and reporting cybersecurity risks. We have also integrated cybersecurity risk management into our overall enterprise risk management system.

We have developed a comprehensive cybersecurity threat defense system to address both internal and external threats. This system encompasses various levels, including network, host and application security and incorporates systematic security capabilities for threat defense, monitoring, analysis, response, deception and countermeasures. We strive to manage cybersecurity risks and protect sensitive information through various means, such as technical safeguards, procedural requirements, an intensive program of monitoring on our corporate network, continuous testing of aspects of our security posture internally and with outside vendors, a robust incident response program and regular cybersecurity awareness training for employees. We gain access to vast amounts of anonymous device-level mobile behavioral data based on services provided to application developers and store the data on our servers protected by firewalls. We generate internal IDs that label and identify mobile devices and encrypt device-level data to enhance data security. Our core data can only be accessed through computers designated for authorized use. These computers cannot be connected to the internet, and no data can be outputted to an external device. Only authorized staff can access those computers for designated purposes. Moreover, we maintain data access logs that record all attempted and successful access to our data and conduct routine manual verifications of large data requests. We also have clear and strict authorization and authentication procedures and policies in place. Our employees only have access to data directly relevant and necessary to their job responsibilities. They are allowed to access these data for limited purposes only and are required to verify authorization upon every access attempt. Besides, we engage third-party service providers to assess our internal cybersecurity programs and compliance with applicable practices and standards. Our IT department work closely with third-party service providers to ensure their compliance with our cybersecurity standards and to assess risks arising from our engagements with them. Our information security department regularly monitors the performance of our platforms and infrastructure, enabling us to respond quickly to potential problems, including potential cybersecurity threats.

As of the date of this annual report, we have not experienced any material cybersecurity incidents or identified any material cybersecurity threats that have affected or are reasonably likely to materially affect us, our business strategy, results of operations or financial condition.

Cybersecurity Risk Management Processes Integrated [Flag]	true
Cybersecurity Risk Management Processes Integrated [Text Block]	We have implemented comprehensive cybersecurity risk assessment procedures to ensure effectiveness in cybersecurity management, strategy and governance and reporting cybersecurity risks. We have also integrated cybersecurity risk management into our overall enterprise risk management system.
Cybersecurity Risk Management Third Party Engaged [Flag]	true
Cybersecurity Risk Third Party Oversight and Identification Processes [Flag]	true
Cybersecurity Risk Materially Affected or Reasonably Likely to Materially Affect Registrant [Flag]	false
Cybersecurity Risk Board of Directors Oversight [Text Block]	The nominating and corporate governance committee of our board of directors is responsible for overseeing the Company’s cybersecurity risk management and being informed on risks from cybersecurity threats. The nominating and corporate governance committee shall review, approve and maintain oversight of the disclosure (i) on Form 6-K for material cybersecurity incidents (if any) and (ii) related to cybersecurity matters in the periodic reports (including annual report on Form 20-F) of the Company.
Cybersecurity Risk Board Committee or Subcommittee Responsible for Oversight [Text Block]	board of directors
Cybersecurity Risk Process for Informing Board Committee or Subcommittee Responsible for Oversight [Text Block]	The nominating and corporate governance committee of our board of directors is responsible for overseeing the Company’s cybersecurity risk management and being informed on risks from cybersecurity threats.
Cybersecurity Risk Role of Management [Text Block]	at the management level, we have established a cybersecurity committee, which is consisted of three top executives and chaired by our cybersecurity officer, who has experience in dealing with confidentiality-related cybersecurity issues.
Cybersecurity Risk Management Positions or Committees Responsible [Flag]	true
Cybersecurity Risk Management Positions or Committees Responsible [Text Block]	cybersecurity officer
Cybersecurity Risk Management Expertise of Management Responsible [Text Block]	we have established a cybersecurity committee, which is consisted of three top executives and chaired by our cybersecurity officer, who has experience in dealing with confidentiality-related cybersecurity issues.
Cybersecurity Risk Process for Informing Management or Committees Responsible [Text Block]	Our cybersecurity committee reports to our nominating and corporate governance committee on (i) a quarterly basis on updates to the status of any material cybersecurity incidents or material risks from cybersecurity threats to our company, and the disclosure issues, if any, and (ii) on disclosure concerning cybersecurity matters in our annual report on Form 20-F.
Cybersecurity Risk Management Positions or Committees Responsible Report to Board [Flag]	true